ACQUISITION (Details Textual) - USD ($)	1 Months Ended		3 Months Ended
	Jul. 31, 2016	Apr. 21, 2016	Jun. 30, 2016
Business Acquisition [Line Items]
Fair Value Assumption Forfeited Rate		0.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares			23,650,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		3,000,000
Fair Value Assumptions, Risk Free Interest Rate		1.59%
Fair Value Assumptions, Expected Volatility Rate		114.00%
Subsequent Event [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions	11,310,157
Common Stock [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions			12,339,843
Exercise Price 0.25 [Member]
Business Acquisition [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 0.25
Exercise Price 0.95 [Member]
Business Acquisition [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 0.95
Exercise Price 1.05 [Member]
Business Acquisition [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 1.05
Interactive Motion Technologies Inc [Member]
Business Acquisition [Line Items]
Business Acquisition Number Of Option Acquired		3,895,000
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		23,650,000
Allocated Share-based Compensation Expense		$ 2,582,890
Share Price		$ 0.98
Business Acquisition, Effective Date of Acquisition		Apr. 21, 2016
Interactive Motion Technologies Inc [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		23,650,000